Derivative Financial Instruments (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Successor [Member]
Derivative Financial Instruments [Line Items]
Realized gain loss commodity derivative		$ 6.8		$ 0.6
Unrealized gain (Loss) on commodity derivative		18.0		(8.9)
Gain (loss) on commodity derivatives		$ 24.8		(8.3)
Predecessor [Member]
Derivative Financial Instruments [Line Items]
Unrealized gain (Loss) on commodity derivative	$ (17.3)		$ 29.7		$ 21.4
Gain (loss) on commodity derivatives	(27.9)		22.6		4.1
Realized gain (loss) commodity derivatives	$ (10.6)		$ (7.1)		$ (17.3)
Derivative Contract Modification [Member]
Derivative Financial Instruments [Line Items]
Unrealized gain (Loss) on commodity derivative				35.0
Derivative Contract Modification [Member] | Successor [Member]
Derivative Financial Instruments [Line Items]
Unrealized gain (Loss) on commodity derivative				$ 60.0